Document and Entity Information	12 Months Ended
Jun. 11, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 10, 2013
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	Jun 10, 2013
Document Effective Date	Jun 10, 2013
Prospectus Date	Jun 11, 2013

Virtus Low Volatility Equity Fund
Virtus Low Volatility Equity Fund
Investment Objective
The fund has an investment objective of capital appreciation with lower volatility than the U.S. equity markets over a full market cycle.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 15 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Low Volatility Equity Fund	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Low Volatility Equity Fund		Class A	Class C	Class I
Management Fees		0.95%	0.95%	0.95%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.81%	0.81%	0.81%
Acquired Fund Fees and Expenses	[1]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		2.10%	2.85%	1.85%
Less: Expense Reimbursement	[2]	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.55%	2.30%	1.30%
[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.55% for Class A Shares, 2.30% for Class C Shares and 1.30% for Class I Shares through January 31, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virtus Low Volatility Equity Fund (USD $)	1 Year	3 Year
Class A	724	1,145
Class C	333	831
Class I	132	528

Expense Example, No Redemption Virtus Low Volatility Equity Fund (USD $)	1 Year	3 Year
Class A	724	1,145
Class C	233	831
Class I	132	528

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to provide investors with long-term returns similar to U.S. large capitalization stocks with less volatility by:
  investing in a portfolio of primarily ETFs designed to produce returns generally in line with the broad U.S. equity market, although the fund may invest directly in large capitalization U.S. equity securities, selling (writing) equity index call options, and
  buying call options on CBOE Volatility Index® (VIX®) futures.
Writing index call options and buying call options on VIX futures are both techniques for limiting the volatility of the fund’s portfolio. Writing index call options is a way to monetize volatility, enhancing the fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, it also reduces the fund’s ability to profit from increases in the value of its equity portfolio. Buying call options on VIX futures is designed to protect the fund from a significant market decline over a short period of time because the value of a call option on VIX futures generally increases as stock prices decrease, and decreases as those stocks prices increase. By employing techniques to limit the risks associated with the U.S. large capitalization stocks represented in its portfolio, the fund expects its portfolio to experience less volatility than a portfolio of U.S. large capitalization stocks alone.

Under normal circumstances, the fund intends to invest at least 80% of its net assets in equity securities, which include ETFs representing the equity securities markets.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:
  Call Options Risks. The risk that selling index call options may limit the fund’s opportunity to profit from increases in the value of its equity portfolio, and the risk that buying call options may result in the loss of the premium paid for those options.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.
  Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.
  Low Volatility Strategy Risk. The risk that the fund’s techniques for limiting portfolio volatility will not be successful, will cause the fund’s portfolio to underperform its benchmark, or will cause the fund to lose money.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jun 11, 2013
Virtus Low Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Low Volatility Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of capital appreciation with lower volatility than the U.S. equity markets over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 15 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

		The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to provide investors with long-term returns similar to U.S. large capitalization stocks with less volatility by:
  investing in a portfolio of primarily ETFs designed to produce returns generally in line with the broad U.S. equity market, although the fund may invest directly in large capitalization U.S. equity securities, selling (writing) equity index call options, and
  buying call options on CBOE Volatility Index® (VIX®) futures.
Writing index call options and buying call options on VIX futures are both techniques for limiting the volatility of the fund’s portfolio. Writing index call options is a way to monetize volatility, enhancing the fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, it also reduces the fund’s ability to profit from increases in the value of its equity portfolio. Buying call options on VIX futures is designed to protect the fund from a significant market decline over a short period of time because the value of a call option on VIX futures generally increases as stock prices decrease, and decreases as those stocks prices increase. By employing techniques to limit the risks associated with the U.S. large capitalization stocks represented in its portfolio, the fund expects its portfolio to experience less volatility than a portfolio of U.S. large capitalization stocks alone.

		Under normal circumstances, the fund intends to invest at least 80% of its net assets in equity securities, which include ETFs representing the equity securities markets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:
  Call Options Risks. The risk that selling index call options may limit the fund’s opportunity to profit from increases in the value of its equity portfolio, and the risk that buying call options may result in the loss of the premium paid for those options.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.
  Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.
  Low Volatility Strategy Risk. The risk that the fund’s techniques for limiting portfolio volatility will not be successful, will cause the fund’s portfolio to underperform its benchmark, or will cause the fund to lose money.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Low Volatility Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[3]
1 Year	rr_ExpenseExampleYear01	724
3 Year	rr_ExpenseExampleYear03	1,145
1 Year	rr_ExpenseExampleNoRedemptionYear01	724
3 Year	rr_ExpenseExampleNoRedemptionYear03	1,145
Virtus Low Volatility Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.30%	[3]
1 Year	rr_ExpenseExampleYear01	333
3 Year	rr_ExpenseExampleYear03	831
1 Year	rr_ExpenseExampleNoRedemptionYear01	233
3 Year	rr_ExpenseExampleNoRedemptionYear03	831
Virtus Low Volatility Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[3]
1 Year	rr_ExpenseExampleYear01	132
3 Year	rr_ExpenseExampleYear03	528
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Year	rr_ExpenseExampleNoRedemptionYear03	528

[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	Estimated for current fiscal year.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.55% for Class A Shares, 2.30% for Class C Shares and 1.30% for Class I Shares through January 31, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[4]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jun 11, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 10, 2013